UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W.  Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Perimeter Small Cap Opportunities Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 101.1%
	BASIC MATERIALS – 4.0%
4,335	AK Steel Holding Corp.*	$47,338
2,895	Horsehead Holding Corp.*	58,450
		105,788
	COMMUNICATIONS – 3.3%
1,696	Blucora, Inc.*	26,423
1,140	DigitalGlobe, Inc.*	34,622
967	NeuStar, Inc. - Class A*	28,517
		89,562
	CONSUMER, CYCLICAL – 13.0%
4,157	Callaway Golf Co.	31,635
5,337	Destination XL Group, Inc.*	26,685
2,083	Diamond Resorts International, Inc.*	52,117
817	First Cash Financial Services, Inc.*	47,190
1,001	International Speedway Corp. - Class A	33,523
1,963	Libbey, Inc.*	54,179
941	National CineMedia, Inc.	13,738
2,334	Pantry, Inc.*	49,411
3,014	UCP, Inc. - Class A*	38,428
		346,906
	CONSUMER, NON-CYCLICAL – 18.8%
1,429	Akorn, Inc.*	55,760
1,433	CRA International, Inc.*	38,562
1,247	Dean Foods Co.	20,176
1,732	Emergent Biosolutions, Inc.*	43,127
687	Helen of Troy Ltd.*1	39,997
780	Myriad Genetics, Inc.*	28,228
327	Pacira Pharmaceuticals, Inc.*	35,401
4,913	SunOpta, Inc.*1	65,294
5,632	Supernus Pharmaceuticals, Inc.*	50,998
1,641	TrueBlue, Inc.*	44,537
1,766	Vector Group Ltd.	42,190
605	WellCare Health Plans, Inc.*	39,845
		504,115
	ENERGY – 13.4%
1,463	C&J Energy Services, Inc.*	41,974
328	Geospace Technologies Corp.*	13,487
1,077	Murphy USA, Inc.*	58,664
1,206	Natural Gas Services Group, Inc.*	35,794
2,540	Primoris Services Corp.	73,762
1,379	Sanchez Energy Corp.*	45,769
3,107	TETRA Technologies, Inc.*	36,663

Perimeter Small Cap Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
4,829	Willbros Group, Inc.*	$52,829
		358,942
	FINANCIAL – 28.5%
1,235	Chemical Financial Corp.	35,037
883	City Holding Co.	37,722
3,973	Cousins Properties, Inc. - REIT	50,417
2,159	Customers Bancorp, Inc.*	40,114
2,197	Dime Community Bancshares, Inc.	33,922
2,647	First Financial Bancorp	43,967
1,035	First Financial Corp.	33,451
1,342	Hancock Holding Co.	44,608
2,275	Independent Bank Corp.	27,618
2,175	Parkway Properties, Inc. - REIT	45,131
930	PennyMac Mortgage Investment Trust - REIT	20,702
419	Portfolio Recovery Associates, Inc.*	23,812
452	Reinsurance Group of America, Inc.	37,507
888	Ryman Hospitality Properties - REIT	44,178
680	Safety Insurance Group, Inc.	37,536
1,701	STAG Industrial, Inc. - REIT	39,854
1,568	Synovus Financial Corp.	37,867
468	Texas Capital Bancshares, Inc.*	25,263
2,776	United Financial Bancorp, Inc.	34,395
684	Validus Holdings Ltd.1	26,751
2,222	Yadkin Financial Corp.*	41,729
		761,581
	INDUSTRIAL – 15.7%
254	Amerco, Inc.	70,564
2,640	Berry Plastics Group, Inc.*	63,650
3,641	Diana Shipping, Inc.*1	38,740
1,230	Granite Construction, Inc.	43,382
726	Masonite International Corp.*1	41,513
2,583	NCI Building Systems, Inc.*	51,557
4,085	PGT, Inc.*	42,688
2,225	Tutor Perini Corp.*	66,483
		418,577
	TECHNOLOGY – 4.4%
659	Interactive Intelligence Group, Inc.*	28,212
1,067	Netscout Systems, Inc.*	49,157
1,744	Unisys Corp.*	40,827
		118,196
	TOTAL COMMON STOCKS (Cost $2,401,168)	2,703,667

Perimeter Small Cap Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2014 (Unaudited)

TOTAL INVESTMENTS – 101.1% (Cost $2,401,168)	$2,703,667
Liabilities in Excess of Other Assets – (1.1)%	(30,327)

TOTAL NET ASSETS –100.0%	$2,673,340

REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

Perimeter Small Cap Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

Note 1 – Organization
Perimeter Small Cap Opportunities Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to October 1, 2013, the Fund was known as Perimeter Small Cap Value Fund. The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 29, 2012.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At August 31, 2014, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$2,411,945

Gross unrealized appreciation	$363,305
Gross unrealized depreciation	(71,583)
Net unrealized appreciation on investments	$291,722

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Perimeter Small Cap Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2014 (Unaudited)

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$2,703,667	$-	$-	$2,703,667
Total Investments	$2,703,667	$-	$-	$2,703,667

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	10/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	10/30/14

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	10/30/14

* Print the name and title of each signing officer under his or her signature.